Leases - Lease Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Weighted-average remaining lease term (in years)
Operating	8 years 5 months 19 days	8 years 3 months 25 days	8 years 9 months 18 days
Finance	4 years 8 months 23 days	5 years 1 month 17 days	6 years 3 days
Weighted-average discount rate
Operating	6.71%	7.01%	7.74%
Finance	4.98%	5.16%	5.45%
Operating lease costs	$ 71	$ 72	$ 76
Finance lease costs	13	11	10
Variable lease costs	23	23	22
Finance lease, ROU asset, amortization	11	9	8
Finance lease, interest expense	$ 2	$ 2	$ 2